Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
	Three Months Ended June 30,		Six Month Ended June 30,
	2020	2019	2020	2019
Net (loss) income	$(1,127,782)	$488,526	$(1,587,497)	$933,223
Less: Income attributable to common stock subject to possible redemption	(8,594)	(550,253)	(121,548)	(1,085,101)
Adjusted net loss	$(1,136,376)	$(61,727)	$(1,709,045)	$(151,878)

Weighted average shares outstanding, basic and diluted	4,449,567	4,061,551	4,398,098	4,057,156

Basic and diluted net loss per common share	$(0.26)	$(0.02)	$(0.39)	$(0.04)

	Year Ended December 31, 2019	Year Ended December 31, 2018
Net income	$820,360	$1,081,279
Less: Income attributable to common stock subject to redemption	(1,854,509)	(1,571,048)
Adjusted net loss	$(1,034,149)	$(489,769)
Weighted average shares outstanding, basic and diluted	4,098,986	3,953,561
Basic and diluted net loss per common share	$(0.25)	$(0.12)